SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Retirement Benefits [Abstract]
Service cost	$ 761	$ 591	$ 1,900	$ 1,440
Interest cost	190	43	475	176
Other		66		55
Net cost	$ 951	$ 700	$ 2,375	$ 1,671